Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016		Dec. 31, 2015
Assets
Property, plant and equipment		€ 9,651	€ 9,579		€ 10,019	[1]
Goodwill		44,235	40,264		40,287	[1]
Other intangible assets		21,889	13,080		10,879	[1]
Investments accounted for using the equity method		3,402	2,847		2,892	[1]
Other non-current assets		2,971	3,364		2,820	[1]
Deferred tax assets		4,613	4,291		4,670	[1]
Non-current assets		86,761	73,425		71,567	[1]
Inventories		7,477	6,818		6,896	[1]
Accounts receivable		7,260	7,216		7,311	[1]
Other current assets		2,917	2,005		2,211	[1]
Cash and cash equivalents		6,925	10,315	[2]	10,273	[1],[2]	€ 9,148	[1],[2]
Current assets		24,579	26,354		26,691	[1]
Assets held for sale or exchange		68	34		6,421	[1]
Total assets		111,408	99,813		104,679	[1]
Equity and liabilities
Equity attributable to equity holders of Sanofi		58,876	58,070		57,552	[1]
Equity attributable to non-controlling interests		159	169		170	[1]
Total equity		59,035	58,239		57,722	[1]	€ 58,208
Long-term debt		22,007	14,326		16,815	[1]
Non-current liabilities related to business combinations and to non-controlling interests		963	1,026		1,378	[1]
Non-current provisions and other non-current liabilities		8,613	9,154		8,834	[1]
Deferred tax liabilities		3,414	1,605		2,292	[1]
Non-current liabilities		34,997	26,111		29,319	[1]
Accounts payable		5,041	4,633		4,297	[1]
Current liabilities related to business combinations and to non-controlling interests		341	343		198	[1]
Current provisions and other current liabilities		9,361	9,212		10,184	[1]
Short-term debt and current portion of long-term debt		2,633	1,275		1,764	[1]
Current liabilities		17,376	15,463		16,443	[1]
Liabilities related to assets held for sale or exchange	[1]				1,195
Total equity and liabilities		€ 111,408	€ 99,813		€ 104,679	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.